Gain on disposals (Details) $ in Millions	1 Months Ended		3 Months Ended				12 Months Ended
	Nov. 30, 2020 USD ($)	May 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) rig	Dec. 31, 2019 USD ($) rig	Dec. 31, 2018 USD ($) rig
Gain (Loss) on Disposition of Property Plant Equipment [Abstract]
Number of rigs sold | rig							6	2	18
Net proceeds / recoverable amount							$ 33.5	$ 8.5	$ 37.6
Book value on disposals							14.5	2.1	18.8
Gain on disposals							(19.0)	(6.4)	(18.8)
Impairment							77.1	11.4	$ 0.0
Sale of B391
Gain (Loss) on Disposition of Property Plant Equipment [Abstract]
Gain on disposals						$ 0.4
Sale of B152 and Dhabi II
Gain (Loss) on Disposition of Property Plant Equipment [Abstract]
Gain on disposals					$ (12.8)
Sale of MSS1
Gain (Loss) on Disposition of Property Plant Equipment [Abstract]
Gain on disposals				$ 0.0
Sale of Atla
Gain (Loss) on Disposition of Property Plant Equipment [Abstract]
Gain on disposals			$ (5.0)
Sale of Eir
Gain (Loss) on Disposition of Property Plant Equipment [Abstract]
Gain on disposals			$ 0.0
Impairment		$ 11.4
Rig related equipment
Gain (Loss) on Disposition of Property Plant Equipment [Abstract]
Gain on disposals							$ (1.6)	$ (2.5)
Sale of Balder
Gain (Loss) on Disposition of Property Plant Equipment [Abstract]
Net proceeds / recoverable amount	$ 3.0
Book value on disposals				$ 4.5
Sale of Baug and C20051
Gain (Loss) on Disposition of Property Plant Equipment [Abstract]
Gain on disposals		$ (3.9)